Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash	$ 32,818	$ 16,518
Short-term investments (note 6)	919	2,918
Accounts receivable (note 6)
Trade	56,291	51,517
Other	4,055	3,396
Income taxes and tax credits recoverable (note 22)	4,203	3,159
Inventories (note 7)	38,865	38,017
Prepaid expenses	5,631	6,510
Other assets (note 21)	5,493	3,083
Total current assets	148,275	125,118
Tax credits recoverable (note 22)	48,812	46,704
Property, plant and equipment (notes 8 and 24)	39,722	39,364
Lease right-of-use assets (notes 2, 9 and 24)	10,758	0
Intangible assets (notes 10 and 24)	17,616	21,654
Goodwill (notes 10 and 24)	40,290	38,648
Deferred income tax assets (note 22)	3,633	4,821
Other assets	1,548	1,293
Total assets	310,654	277,602
Current liabilities
Bank loan (note 11)	32,737	5,000
Accounts payable and accrued liabilities (note 12)	41,348	50,790
Provisions (note 12)	3,792	1,065
Income taxes payable	43	704
Deferred revenue (note 21)	25,785	24,422
Other liabilities	4,032	1,606
Current portion of lease liabilities (note 2 and 13)	3,249	0
Current portion of long-term debt (note 14)	2,076	2,449
Total current liabilities	113,062	86,036
Provisions (note 12)	2,782	2,737
Deferred revenue (note 21)	8,858	9,056
Lease liabilities (notes 2 and 13)	7,334	0
Long-term debt (note 14)	2,144	3,293
Deferred income tax liabilities (note 22)	3,760	3,598
Other liabilities	151	318
Total liabilities	138,091	105,038
Commitments (note 15)
Shareholders' equity
Share capital (note 16)	94,024	92,706
Contributed surplus	19,680	19,196
Retained earnings	102,633	112,173
Accumulated other comprehensive loss (note 17)	(43,774)	(51,511)
Total shareholder' equity	172,563	172,564
Total liabilities and stockholders' equity	$ 310,654	$ 277,602